Submission	Nov. 02, 2026
Submission [Line Items]
Central Index Key	0001582961
Registrant Name	DigitalOcean Holdings, Inc.
Registration File Number	333-294563
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES